NOTES RELATED TO THE UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENT OF INCOME (LOSS) - Summary of Detailed Information of Operating Income (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of detailed information of operating income loss [line items]
Total	€ 278	€ 25,304
Research tax credit
Disclosure of detailed information of operating income loss [line items]
Total	243	860
Subsidies and extinguishment of conditional advance
Disclosure of detailed information of operating income loss [line items]
Total	28	40
Income from licenses or other contracts
Disclosure of detailed information of operating income loss [line items]
Total	7	54
Net gain on disposal of tangible assets
Disclosure of detailed information of operating income loss [line items]
Total	€ 0	€ 24,351